Notes to the Profit or Loss Statement - Earnings Per Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€)
Weighted Average Number of Equity Shares Used In Computing Earnings per Share [abstract]
Consolidated Net Loss | €	€ 514,460,016	€ (97,890,576)	€ 103,014,058
Shares Used in Computing Earnings per Share, Basic		32,525,644
Number of stock options unvested	41,632
Number of restricted stock units unvested	108,576
Dilutive effect of convertible instruments on number of ordinary shares	2,475,437